Cash and stock-based compensation plans (Details 3) - Stock options [Member]	12 Months Ended
	Dec. 31, 2018 USD ($) NumberofShare $ / shares shares	Dec. 31, 2017 USD ($) NumberofShare	Dec. 31, 2016 USD ($) NumberofShare
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of Share Options Outstanding at Beginning | NumberofShare	273,643	485,845	554,756
Number of share options Granted | NumberofShare	0	0	0
Number of share options Forfeited | NumberofShare	(28,315)	(69,934)	(126)
Number of share options Exercised | NumberofShare	(102,918)	(142,268)	(68,785)
Number of Share Options Outstanding at End | NumberofShare	142,410	273,643	485,845
Number of share options Exercisable | NumberofShare	142,410
Number of share options Expected to vest | shares	142,410
Weighted average exercise price, Outstanding at Beginning	$ 27.48	$ 26.87	$ 26.36
Weighted average exercise price, Granted		0	0
Weighted average exercise price, Forfeited	29.25	28.63	18.93
Weighted average exercise price, Exercised	24.55	24.84	22.78
Weighted average exercise price, Exercisable	29.25
Weighted average exercise price, Outstanding at End	$ 29.25	$ 27.48	$ 26.87
Weighted average exercise price, Exercisable, Expected to vest | $ / shares	$ 29.25
Weighted Average Remaining Contractual Term of Outstanding	3.11 years
Weighted average remaining contractual term, Exercisable	3.11 years
Weighted average remaining contractual term, Expected to vest	3.11 years
Aggregate Intrinsic value, Outstanding at End	$ 0
Aggregate Intrinsic value, Exercisable	0
Aggregate Intrinsic value, Expected to vest	$ 0